Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2018, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2019	171,404	24,930
2020	131,268	19,092
2021	151,428	22,024
2022	96,025	13,966
2023 and thereafter	813,854	118,370

	1,363,979	198,382

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2018, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2019	1,148,922	167,104
2020	281,529	40,947
2021	147,609	21,469
2022	104,645	15,220
2023 and thereafter	708,597	103,062

	2,391,302	347,802

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2018, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2019	480,159	69,836
2020	196,274	28,547
2021	53,537	7,787
2022	51,166	7,442
2023 and thereafter	8,942	1,300

	790,078	114,912

Parent Company
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2018, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2019	7,878	1,146
2020	7,564	1,100
2021	7,564	1,100
2022	7,564	1,100
2023 and thereafter	8,941	1,300

	39,511	5,746